Note 27 - Income taxes (Detail) (USD $)	12 Months Ended						12 Months Ended														36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended		36 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012 Attributable to 10 PRC Subsidiaries [Member] Discontinued Operations [Member]	Dec. 31, 2012 Attributable to 10 PRC Subsidiaries [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2012 Indonesia [Member]	Dec. 31, 2012 Singapore [Member]	Dec. 31, 2012 Malaysia [Member]	Dec. 31, 2012 PRC Income Tax Rate On Worldwide Income Of PRC Resident Enterprises [Member]	Dec. 31, 2012 Qualified and Approved High and New Technology Enterprised [Member]	Dec. 31, 2012 Linktone Consulting, Weilan, Ruida, Wei Lian, Lang Yi, Xian Feng and Xintong [Member] Applicable Tax Rates Starting in 2008 [Member]	Dec. 31, 2007 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Preferential Statutory Rate Pre-2008 [Member]	Dec. 31, 2012 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2011 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2010 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2009 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2008 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] Transition to New Rates Starting in 2008 [Member]	Dec. 31, 2012 Zhong Tong, Linktone Software, Wang You and Ling Yu [Member] From 2012 Onwards [Member]	Dec. 31, 2011 Huitong [Member]	Dec. 31, 2010 Linktone Internet [Member]	Dec. 31, 2009 Linktone Internet [Member]	Dec. 31, 2007 Linktone Internet [Member]	Dec. 31, 2007 Yuan Hang, Cosmos, Lian Fei and Beijing Ojava [Member] Preferential Statutory Rate Pre-2008 [Member]	Dec. 31, 2008 Yuan Hang, Cosmos, Lian Fei and Beijing Ojava [Member] Three Years Of Reduced Tax Rate After Tax Holiday [Member]	Dec. 31, 2010 Yuan Hang, Cosmos, and Beijing Ojava [Member]	Dec. 31, 2013 Yuan Hang [Member]	Dec. 31, 2013 Cosmos and Beijing Ojava [Member]	Dec. 31, 2014 Letang [Member]	Dec. 31, 2012 Non-PRC Entities Considered PRC Tax Residence Enterprises For Tax Purposes [Member]
Effective Income Tax Rate, Continuing Operations	(7.00%)	17.00%	170.00%				16.50%	25.00%	17.00%	25.00%	25.00%		25.00%	15.00%	25.00%	24.00%	22.00%	20.00%	25.00%	25.00%	15.00%	25.00%	12.50%		15.00%		15.00%	15.00%	25.00%		25.00%
EIT Law, Unified Income Tax Rate	25.00%											15.00%
EIT Law, Transitional Period	5 years
Discount Percentage On Income Tax Rate																								50.00%		50.00%				50.00%
PRC Income Tax Laws, Withholding Income Tax for Dividends Distributed By A Foreign Invested Enterprise To Its Immediate Holding Company Outside the PRC	10.00%
Income Tax Holiday, Aggregate Dollar Amount (in Dollars)	$ 16,904	$ 90,445	$ 173,172
Deferred Tax Assets, Valuation Allowance (in Dollars)	6,380,313	6,567,518
Deferred Tax Assets, Operating Loss Carryforwards (in Dollars)	1,714,014	1,956,003			16,601,753	22,189,940
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions (in Dollars)				100,671
Unrecognized Tax Benefits, Interest on Income Taxes Accrued (in Dollars)	190,636	159,656
Unrecognized Tax Benefits, Income Tax Penalties Accrued (in Dollars)	$ 50,336